Vanguard Target Retirement Income Fund Investment Strategy - Investor Prospectus [Member] - Vanguard Target Retirement Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in a mix of Vanguard mutual funds (the “Underlying Funds”) according to an asset allocation strategy designed for investors currently in retirement. As of September 30, 2025, the Fund’s allocation among the underlying asset classes was as follows:• U.S. fixed income securities36.3%• U.S. stocks18.5%• Inflation-indexed securities16.2%• Foreign fixed income securities15.4%• Foreign stocks12.9%The Fund’s asset allocation may be affected by a variety of factors, such as whether the Underlying Funds are accepting additional investments. The Fund’s indirect fixed income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by the advisor to minimize foreign currency exposure).The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.